Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Suppliers	$ 19,783	$ 10,395
Accounts payable	$ 23,122	11,865
Accounts payable settlement days	90 days
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 2,454	545
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	353	409
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	14	389
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party payables	58	62
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	19	0
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	325	51
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	116	12
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	0	2
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 3,339	$ 1,470